Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 007
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)

Gibraltar 401(k) Plan EIN 16-0991536 Plan #007 Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025
(a)	(b)	(c)	(d)
	Identity of Issuer, Borrower, Lessor or Similar Party	Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	Current Value
	Fidelity 500 Index Fund	Mutual Fund	$29,216,035
	Fidelity Contrafund K6	Mutual Fund	26,869,615
	Fidelity Freedom Fund K 2010	Mutual Fund	241,155
	Fidelity Freedom Fund K 2015	Mutual Fund	429,923
	Fidelity Freedom Fund K 2020	Mutual Fund	2,986,414
	Fidelity Freedom Fund K 2025	Mutual Fund	7,387,530
	Fidelity Freedom Fund K 2030	Mutual Fund	13,711,307
	Fidelity Freedom Fund K 2035	Mutual Fund	13,165,401
	Fidelity Freedom Fund K 2040	Mutual Fund	12,480,566
	Fidelity Freedom Fund K 2045	Mutual Fund	9,775,013
	Fidelity Freedom Fund K 2050	Mutual Fund	7,499,747
	Fidelity Freedom Fund K 2055	Mutual Fund	8,033,022
	Fidelity Freedom Fund K 2060	Mutual Fund	4,577,839
	Fidelity Freedom Fund K 2065	Mutual Fund	1,461,306
	Fidelity Freedom Fund K 2070	Mutual Fund	263,454
	Fidelity Freedom Income K	Mutual Fund	517,569
	Fidelity Global ex US Index Fund	Mutual Fund	3,660,529
	Fidelity Government Money Market Fund	Money Market Fund	4,413,121
	Fidelity Small Cap Index Fund	Mutual Fund	4,648,859
	Fidelity Strategic Income Fund	Mutual Fund	935,391
	Fidelity US Bond Index Fund	Mutual Fund	5,518,146
	Fidelity Mid Cap Index Fund	Mutual Fund	6,737,943
	Hartford International Opportunities Fund	Mutual Fund	4,273,034
	Wasatch Core Growth Fund Institutional Class Shares	Mutual Fund	3,628,339
	JHancock Bond R6	Mutual Fund	1,656,090
	Columbia Dividend Income Fund	Mutual Fund	6,352,086
	Vanguard Small Cap Value Index Fund	Mutual Fund	1,004,496
	Blackrock Emerging Market Fund	Mutual Fund	1,571,546
	Cohen & Steers Real Estate Securities Fund	Mutual Fund	695,482
	Registered Investment Companies and Cash Equivalents Total		183,710,958

	Common Collective Trust:
*	Fidelity Managed Income Portfolio	Common/Collective Trust Fund	3,582,040
	Employer Securities:
*	Gibraltar Stock Fund	Common Stock	1,902,650
	Notes Receivable from Participants:
*	Participant Loans (Interest rates are fixed at prime plus 1% and currently range from 4.25% to 9.50%)	Participant loans bearing various dates and interest rates	2,632,943
			$191,828,591
	* Denotes an investment issued or managed by an entity known to be a party-in-interest to the Plan, as defined by ERISA. Column (d) cost information omitted for participant-directed investments.